Consolidated statement of cash flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Cash flows from (used in) operating activities [abstract]
Profit before tax		$ 29,907		$ 32,309		$ 30,348
Adjustments for non-cash items:
Depreciation, amortisation and impairment		4,916		4,080		3,466
Net loss from investing activities		2,614		180		1,213
Share of profit in associates and joint ventures		(2,911)		(2,912)		(2,807)
Impairment of interest in associate	[1]	1,000		0		3,000
(Gain)/loss on acquisition/disposal of subsidiaries, businesses, associates and joint ventures		93		1,704		(1,775)
Change in expected credit losses gross of recoveries and other credit impairment charges		4,170		3,674		3,717
Provisions including pensions		2,103		299		266
Share-based payment expense		621		529		482
Other non-cash items included in profit before tax		(4,690)		(5,290)		(4,299)
Elimination of exchange differences	[2]	(34,682)		26,734		(10,678)
Change in net trading securities and derivatives		(38,630)		(41,385)		(63,247)
Change in loans and advances to banks and customers		(74,071)		7,275		(14,145)
Change in reverse repurchase agreements – non-trading		(32,342)		(4,227)		(2,095)
Change in financial assets designated and otherwise mandatorily measured at fair value		(23,393)		(20,662)		(9,994)
Change in other assets		(38,389)		7,685		(10,254)
Change in deposits by banks and customer accounts		168,907		44,237		45,021
Change in repurchase agreements – non-trading		24,094		8,700		43,366
Change in debt securities in issue		(5,613)		11,942		11,945
Change in financial liabilities designated at fair value		46,129		(2,248)		10,097
Change in other liabilities		4,098		(1,603)		8,742
Dividends received from associates		1,040		1,062		1,067
Contributions paid to defined benefit plans		(147)		(167)		(208)
Tax paid		(5,058)		(6,611)		(4,117)
Net cash from operating activities		29,766		65,305		39,111
Cash flows from (used in) investing activities [abstract]
Purchase of financial investments		(502,391)		(523,454)		(563,561)
Proceeds from the sale and maturity of financial investments	[3]	470,309		453,502		504,174
Net cash flows from the purchase and sale of property, plant and equipment		(1,447)		(1,344)		(1,145)
Net cash flows from disposal of loan portfolio and customer accounts		0		0		623
Net investment in intangible assets		(3,214)		(2,542)		(2,550)
Net cash inflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures	[4]	1,126		9,891		1,239
Net cash outflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures	[5]	(1,451)		(12,617)		(1,692)
Net cash from investing activities		(37,068)		(76,564)		(62,912)
Cash flows from (used in) financing activities [abstract]
Issue of ordinary share capital and other equity instruments		4,096		3,602		1,996
Share buy-backs		(9,091)		(11,348)		(5,812)
Net purchases of own shares for market-making and investment purposes		(1,123)		(541)		(614)
Net cash flow from change in stake of subsidiaries		(154)		0		(19)
Redemption of preference shares and other equity instruments		(2,450)		(3,433)		(4,003)
Subordinated loan capital issued		3,834		4,361		5,237
Subordinated loan capital repaid	[6]	(3,591)		(2,000)		(2,147)
Dividends paid to shareholders of the parent company and non-controlling interests		(13,482)		(17,100)		(12,196)
Net cash from financing activities		(21,961)		(26,459)		(17,558)
Net decrease in cash and cash equivalents		(29,263)		(37,718)		(41,359)
Cash and cash equivalents at 1 Jan		434,940	[7]	490,933	[7]	521,671
Exchange differences in respect of cash and cash equivalents		27,210		(18,275)		10,621
Cash and cash equivalents at 31 Dec	[7]	432,887		434,940		490,933
Cash and cash equivalents comprise:
– cash and balances at central banks		242,859		267,674		285,868
– loans and advances to banks of one month or less9	[8]	74,404		69,803		76,620
– reverse repurchase agreements with banks of one month or less		71,790		58,290		64,341
– treasury bills, other bills and certificates of deposit less than three months	[9]	41,232		27,307		33,303
– cash collateral, net settlement accounts and items in course of collection from/transmission to other banks		2,214		9,827		14,866
– cash and cash equivalents held for sale	[10]	387		2,039		15,935
Total cash and cash equivalents	[7]	$ 432,887		$ 434,940		$ 490,933

[1]	In 2025, the amounts include recycling of cumulative fair value losses of $1.5bn relating to the French retained portfolio of home and certain other loans following the completion of its sale to a consortium comprising Rothesay Life plc and CCF and a loss of $1.1bn inclusive of reserves recycling as a result of the dilution of our shareholding in BoCom. We have also recognised a $1.0bn impairment loss following an impairment test on the carrying value of the Group’s investment in BoCom in ‘Impairment of interest in associate’. See Note 18 on pages 345 to 348.

[2]	Adjustment to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.
[3]	This includes $5.8bn from the sale of our retained portfolio of home and certain other loans in France.
[4]	In 2025, this includes $1bn from sale of our private banking business in Germany and $0.4bn from sale of our retail banking operations in Bahrain and in 2024, this includes $10.6bn from the sale of our retail banking operations in France and $1.8bn from the sale of our business in Argentina.

[5]	In 2025, this includes $1bn from the sale of our French life insurance business, and in 2024 this includes $9.3bn from the sale of our banking business in Canada.
[6]	Subordinated liabilities changes during the year are attributable to repayments of $(3.6)bn (2024: $(2.0)bn; 2023: $(2.1)bn) of securities. Non-cash changes during the year included foreign exchange gains/losses of $1.4bn gain (2024: $1.6bn gain; 2023: $0.6bn loss) and fair value gains/losses of $0.7bn gain (2024:
$1.0bn gain; 2023: $0.8bn loss).

[7]	At 31 December 2025, $66.6bn (2024: $50.4bn; 2023: $61.8bn) was not available for use by HSBC due to a range of restrictions, including currency exchange.
This includes $9.6bn (2024: Nil; 2023: Nil) segregated for Hang Seng Bank privatisation funding purposes. Refer to Note 37 for more details.

[8]	The amount in this line is included in the ‘Loans and advances to banks’, ‘Financial investments’ and ‘Financial assets designated and otherwise mandatorily measured at fair value through profit or loss’ line items in the Consolidated balance sheet on page 290
[9]	The amount in this line is included in the ‘Financial investments’ and ‘Financial assets designated and otherwise mandatorily measured at fair value through profit or loss’ line items in the Consolidated balance sheet on page 290.

[10]	Includes $0.3bn (2024: $1.9bn, 2023: $5.6bn) of cash and balances at central banks and $0.04bn (2024: $0.1bn, 2023: $10.5bn) of loans and advances to banks of one month or less. There is nil balance in 2025 for reverse repurchase agreements with banks of one month or less (2024: nil, 2023: $0.2bn) and cash collateral, net settlement accounts and items in course of collection from/transmission to other banks (2024: nil, 2023: $(0.4)bn).